Summary of Significant Accounting Policies (Details 3) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Property and Equipment
Property and equipment, gross	$ 6,545	$ 6,542				$ 5,948				$ 6,542		$ 5,948
Less accumulated depreciation	(4,345)	(4,295)				(3,804)				(4,295)		(3,804)
Property and equipment, net	2,200	2,247				2,144				2,247		2,144
Depreciation expense	92				140					525		508		476
Earnings per Share
Net earnings	968	1,540	1,585	1,267	883	1,157	13	1,540	723	5,275		3,433		4,178
Basic and diluted earnings per share (in dollars per share)		$ 0.98	$ 1.01	$ 0.80	$ 0.56	$ 0.73	$ 0.01	$ 0.98	$ 0.46	$ 3.35	[1]	$ 2.18	[1]	$ 2.65	[1]
Basic and diluted average shares outstanding										1,577		1,577		1,577
Land
Property and Equipment
Property and equipment, gross		94				106				94		106
Buildings
Property and Equipment
Property and equipment, gross		1,278				1,305				1,278		1,305
Buildings | Minimum
Property and Equipment
Estimated useful lives										15 years
Buildings | Maximum
Property and Equipment
Estimated useful lives										66 years
Buildings | Weighted average
Property and Equipment
Estimated useful lives										25 years
Equipment
Property and Equipment
Property and equipment, gross		4,865				4,331				4,865		4,331
Equipment | Minimum
Property and Equipment
Estimated useful lives										5 years
Equipment | Maximum
Property and Equipment
Estimated useful lives										35 years
Equipment | Weighted average
Property and Equipment
Estimated useful lives										10 years
Construction in progress
Property and Equipment
Property and equipment, gross		$ 305				$ 206				$ 305		$ 206

[1]	On January 1, 2013, Abbott Laboratories distributed 1,577 million shares of AbbVie common stock. The computation of basic and diluted earnings per common share for all periods through December 31, 2012 was calculated using the shares distributed on January 1, 2013.